CAPITAL STOCK AND EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BASIC AND DILUTED LOSS PER SHARE
CAPITAL STOCK AND EARNINGS PER SHARE

NOTE 8 — CAPITAL STOCK AND EARNINGS PER SHARE

Our Charter provides for 312 million authorized shares of capital stock, consisting of (i) 300 million shares of Class A common stock and (ii) 12 million shares of preferred stock each with a par value of $0.0001. We had 176.6 million and 168.0 million shares of common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.

FASB ASC Topic 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share (EPS). Basic EPS is calculated based on the weighted average number of shares outstanding during the period. Dilutive EPS is calculated to include any dilutive effect of our share equivalents. For the three months ended March 31, 2021, our share equivalent included 4.5 million options,1.6 million BGL Warrants, and 2.3 million Private Warrants outstanding. None of the stock options or warrants were included in the calculation of diluted EPS because we recorded a net loss for the quarters ended March 31, 2021 and March 31, 2020 as including these instruments would be anti-dilutive.

The weighted-average number of shares outstanding for basic and diluted loss per share is as follows:

(in thousands)

	Three months ended	Three months ended
	March 31, 2021	March 31, 2020
Basic and diluted weighted average shares outstanding	174,325	71,911

NOTE 11 — CAPITAL STOCK AND EARNINGS PER SHARE

Our Charter provides for 312 million authorized shares of capital stock, consisting of (i) 300 million shares of Class A common stock and (ii) 12 million shares of preferred stock each with a par value of $0.0001. We had 168.0 million and 68.3 million shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.

ASC Topic 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share (EPS). Basic EPS is calculated based on the weighted average number of shares outstanding during the period. Dilutive EPS is calculated to include any dilutive effect of our share equivalents. For the year ended December 31, 2020 our share equivalent included 5.3 million options,1.6 million BGL Warrants, 6.6 million Public Warrants and 5.1 million Private Warrants outstanding. None of the stock options or warrants were included in the calculation of diluted EPS because we recorded a net loss for the year ended December 31, 2020 as including these instruments would be anti-dilutive.

The weighted-average number of shares outstanding for basic and diluted loss per share is as follows:

(in thousands)

		For the period
	For the year ended	from April 30, 2019 to
	December 31, 2020	December 31, 2019
Basic and diluted weighted average shares outstanding	96,716	68,279